Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of percentage rent payable under the lease

	Period	Annual Rent	Percentage Rent
Years 1 – 3	2017 – 2020	$866,834	6% of Gross Revenue
Years 4 – 5	2020 - 2022	$946,834	10% of Gross Revenue

Summary of the related party transactions

For the years ended December 31, 2018 and 2017, respectively, the Company paid the Manager the following amounts:

	For the year ended December 31,
	2018	2017
Asset management fees	$305,193	$83,881
Acquisition fees earned in 2017	275,560	510,000
Acquisition fees earned in 2018	252,451	—
Repayment of funds advanced	241,023	—
	$1,074,227	$593,881

For the years ended December 31, 2018 and 2017, respectively, the Company received the following payments from the Manager:

	For the year ended December 31,
	2018	2017
Medalist Fund Manager, Inc. (a)	$18,606	$—

(a)	Repayment of overpaid asset management fees. These amounts were netted against asset management fees payable during the year ended December 31, 2018.

As of December 31, 2018 and 2017, respectively, the Company recorded as an accounts payable and accrued liabilities on its consolidated balance sheets the following amounts payable to the Manager:

	December 31,
	2018	2017
Funds advanced – syndication, legal and other costs	$—	$239,940
Asset management fees accrued	17,755	—
Acquisition fees accrued	—	275,560

For the years ended December 31, 2018 and 2017, respectively, the Company made the following payments to other related parties:

	For the year ended December 31,
	2018	2017
Medalist Properties 8, LLC (a)	$43,623	$—
Shockoe Properties, Inc. (b)	86,077	35,062

Related party notes payable, short term, repayments
Principal and interest repaid to Medalist Fund I (c)	$264,600	$—
Principal and interest repaid to Medalist Fund II (c)	157,500	—
Principal and interest repaid to K&R Automotive (c)	105,000	—
Principal and interest repaid to Medalist Fund I-B (c)	52,500	—
Principal and interest repaid to Medalist Properties 8 (c)	125,538	—

(a)

In 2017, the Company acquired the Hampton Inn Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of rents and expenses from this transaction, the Company owed the selling entity $43,623, which was repaid to Medalist Properties 8, LLC, the seller of the Hampton Inn Property, on May 4, 2018.

(b)

The Company pays Shockoe Properties, LLC, a subsidiary of Dodson Properties, an entity in which one of the owners of the Manager holds a 6.32 percent interest, an annual property management fee of up to 3 percent of the monthly gross revenues of the Franklin Square Property and the Hanover Square Properties. These fees are paid in arrears on a monthly basis.

(c)

The Company entered into short term loans from various entities affiliated with the Manager to provide funds for the purchase of the Hampton Inn Property. These loans were repaid in January 2018 and are described under “Other Loans Payable”, above.

For the years ended December 31, 2018 and 2017, respectively, the Company received the following payments from other related parties:

	For the year ended December 31,
	2018	2017
Medalist Fund I, LLC (a)	$35,443	$—
Medalist Fund I, LLC (b)	37,468	—
Medalist Properties 8, LLC (c)	30,774	—

(a)

In 2017, the Company acquired the Franklin Square Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of rents and expenses from this transaction, the selling entity owed the Company $35,443, which was repaid by Medalist Fund I, LLC, the seller of the Franklin Square Property, on May 30, 2018.

(b)

On June 7, 2018, the Company received $37,468 from Medalist Fund I, LLC. This represented funds from a rollover of a member’s interest in Medalist Fund I, LLC to the Company’s Common Shares that was unpaid at the time of the closing of the issuance in January 2018.

(c)

In 2017, the Company acquired the Hampton Inn Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of expense from this transaction, the selling entity owed the Company $30,774, which was repaid by Medalist Properties 8, LLC, the seller of the Hampton Inn Property, on September 30, 2018.

As of December 31, 2018 and 2017, respectively, the Company owed the following amounts to related parties:

	December 31,
	2018	2017
Medalist Properties 8, LLC (a)	$—	$32,194

Loan payable to Medalist Fund I (b)	—	252,000
Loan payable to Medalist Fund II (b)	—	150,000
Loan payable to K&R Automotive (b)	—	100,000
Loan payable to Medalist Fund I-B (b)	—	50,000
Loan payable to Medalist Properties 8 (b)	—	125,538

(a)

In 2017, the Company acquired the Hampton Inn Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of rents and expenses from this transaction, the Company owed the selling entity $32,194 as of December 31, 2017. Additional amounts due to the selling entity were identified and recorded in 2018. On May 4, 2018, $43,623 was repaid to Medalist Properties 8, LLC, the seller of the Hampton Inn Property.

(b)	See “Other Loans Payable”

As of December 31, 2018 and 2017, respectively, other related parties owed the Company the following amounts:

	December 31,
	2018	2017
Medalist Fund I, LLC (a)	$—	$35,443
Medalist Fund I, LLC (b)	—	37,468

(a)

In 2017, the Company acquired the Franklin Square Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of rents and expenses from this transaction, the selling entity owed the Company $35,443, which was repaid by Medalist Fund I, LLC, the seller of the Franklin Square Property, on May 30, 2018.

On June 7, 2018, the Company received $37,468 from Medalist Fund I, LLC. This represented funds from a rollover of a member’s interest in Medalist Fund I, LLC to the Company’s Common Shares that was unpaid at the time of the closing of the issuance in January 2018

Hampton Inn TRS
Schedule of percentage rent payable under the lease

	Period	Annual Rent	Percentage Rent
Year 1	November, 2017 – October, 2018	$866,834	6% of Gross Revenue
Years 2 and 3	November, 2018 – October, 2020	$866,834	10% of Gross Revenue
Years 4 and 5	November, 2020 – October, 2022	$946,834	10% of Gross Revenue

Clemson Best Western Property
Schedule of percentage rent payable under the lease

	Period	Annual Rent	Percentage Rent
Years 1 through 3	October, 2019 – September, 2021	$787,188	16% of Gross Revenue
Years 4 and 5	October, 2022 – September, 2024	$847,188	16% of Gross Revenue